Earning Per Ordinary Share - Summary of Computation of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Contingently issuable ordinary shares excluded from the computation of diluted earnings per ordinary share	7,274,916	5,710,247	3,095,404